ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2016
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

19. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Other payables and accruals are as follows:

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$
			(Note 3)
Staff cost related payables	15,705,966	12,841,440	1,849,552
Professional services	12,070,384	10,443,985	1,504,247
Product development services	1,648,410	901,810	129,888
Marketing and promotion	3,988	598	86
Fund raised for Cross Fire New Mobile Game (see below)	—	57,499,910	8,281,710
Others	6,435,676	10,615,155	1,528,900

	35,864,424	92,302,898	13,294,383

The Group is financing the development of Cross Fire New Mobile Game through fund raising on Inner Mongolia Culture Assets and Equity Exchange. As of December 31, 2016, the Group had raised RMB57.5 million (US$8.3 million), and the Group plans to raise an additional RMB100 million (US$14.4 million) in 2017 until the game is launched. Under this fund raising arrangement, the Group will share certain percentages of the revenues from Cross Fire new mobile game to the investors providing funding to the Group. The Group had also committed to spend certain amounts of the fund raised in the marketing, game server purchases and research and development costs of Cross Fire New Mobile Game.